SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right Of Use Assets And Lease Liabilities
Right-of-use assets	$ 284	$ 2,208	$ 2,380
Less: accumulated depreciation	(16)	(125)	(1,303)
Right-of-use assets, net	268,000	2,083	1,077
Current portion	146,000	1,133	1,123
Non-current portion	128,000	994
Total	$ 274,000	$ 2,127	$ 1,123
Weighted average remaining lease term (years)	2 years	2 years	1 year
Weighted average discount rate	5.63%	5.63%	5.25%